Other Non-current Assets - Summary of Other Non-current Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Noncurrent Assets [Abstract]
Deposits of rental, utility and other	€ 11,217	€ 11,167
Equity investments designated at fair value through profit or loss	2,375	1,952
Other	1,673	2,623
Total other non-current assets	€ 15,265	€ 15,742